UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23014

Dreyfus Alcentra Global Credit Income 2024 Target Term Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	02/28/18

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Alcentra Global Credit Income 2024 Target Term Fund, Inc.

SEMIANNUAL REPORT February 28, 2018

Dreyfus Alcentra Global Credit Income 2024 Target Term Fund, Inc.

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the Fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase Fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the Fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The Fund collects a variety of nonpublic personal information, which may include:

• Information we receive from you, such as your name, address, and social security number.

• Information about your transactions with us, such as the purchase or sale of Fund shares.

• Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Alcentra Global Credit Income 2024 Target Term Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Alcentra Global Credit Income 2024 Target Term Fund, Inc., covering the period from October 27, 2017 through February 28, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks set a series of new record highs while bonds generally lost a degree of value over the reporting period. Riskier sectors of the financial markets responded positively to growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation. While the rally was relatively broad-based, growth stocks produced substantially higher returns than value-oriented stocks. International stocks also performed well amid more positive economic data from Europe, Japan, and the emerging markets. In the bond market, U.S. government securities and municipal bonds declined when short-term interest rates and inflation expectations increased, while lower-rated corporate-backed securities fared somewhat better in anticipation of improved business conditions.

The markets’ performance was supported by solid underlying fundamentals, including sustained economic growth, a robust labor market and strong consumer and business confidence. We currently expect these favorable conditions to persist, but we remain watchful for economic and political developments that could negatively affect the markets. Indeed, in February 2018, we witnessed a return of heightened volatility to the financial markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
March 15, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from the fund’s inception on October 27, 2017 through February 28, 2018, as provided by the fund’s primary portfolio managers, Kevin Cronk, Chris Barris, Hiram Hamilton and Leland Hart of Alcentra NY, LLC, Sub-Investment Adviser

Market and Fund Performance Overview

For the period from the fund’s inception on October 27, 2017 through February 28, 2018, Dreyfus Alcentra Global Credit Income 2024 Target Term Fund, Inc. achieved a total return of 0.47% on a net-asset-value basis.1 From the fund’s inception date of October 27, 2017 through February 28, 2018, the fund provided aggregate income dividends of $0.1620 per share, which reflects an actual distribution rate of 5.00%. The fund had an annualized distribution rate of 6.85% ending February 28, 2018.2

Global bonds and credit instruments produced mildly positive total returns over the reporting period, on average, despite rising interest rates and expectations of accelerating inflation in a strengthening global economy. The fund also produced a mildly positive total return, and its holdings produced highly competitive levels of current income.

The Fund’s Investment Approach

The fund’s investment objectives are to seek high current income and to return at least $9.835 per Common Share to holders of record of Common Shares on or about December 1, 2024 (the “Termination Date”) (subject to certain extensions). The fund will normally invest primarily in credit instruments and other investments with similar economic characteristics. Such credit instruments include: first lien secured floating rate loans, as well as investments in participations and assignments of such loans; second lien, senior unsecured, mezzanine and other collateralized and uncollateralized subordinated loans; corporate debt obligations other than loans; and structured products, including collateralized bond, loan and other debt obligations, structured notes and credit-linked notes.

Principal investment strategies include:

• Senior Secured Loans and Other Loans

• Corporate Debt

• Special Situations

• Structured Credit

Rising Interest Rates Dampened Bond Market Returns

Major central banks including the Federal Reserve Board (the “Fed”) and European Central Bank continued to move away from the aggressively accommodative monetary policies of the past few years amid evidence of stronger global economic growth. In the United States, short-term interest rates continued to rise when the Fed in October 2017 began to unwind its balance sheet through sales of U.S. government securities, and in December the Fed implemented an additional increase in the overnight federal funds rate. Longer-term interest rates also climbed over much of the reporting period, causing high-quality sovereign bonds to lose a degree of value. Corporate-backed securities and floating-rate loans fared somewhat better in anticipation of lower corporate tax rates in the United States and improved business conditions worldwide.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Constructing a Diversified Income-Oriented Portfolio

The fund began operations in the midst of a time of relative weakness for U.S. and European high yield bonds, prompting us to place greater emphasis on credit instruments, such as senior secured loans and collateralized loan obligations, that we considered less sensitive to heightened market volatility. Consequently, at the fund’s inception, approximately 53% of the fund’s “Managed Assets”3 were invested in global high yield bonds, 26% in global senior secured loans, and approximately 20% in collateralized loan obligations and other structured credit instruments. This positioning generally proved advantageous, as global senior secured loans and structured credit instruments typically fared better than global high yield bonds over the reporting period.

Over the course of the reporting period, we modestly increased the fund’s exposure to “single-B” rated structured credit instruments that, in our analysis, exhibited attractive valuation characteristics. In the high yield bond portion of the portfolio, we reduced the fund’s exposure to securities backed by energy companies and redeployed those assets to bonds from wireless telecommunications companies that appeared to have better business prospects.

As of the reporting period’s end, roughly 61% of the fund’s Managed Assets were invested in credit instruments with “single-B” ratings, which is in the middle tier of the high yield spectrum; 54% of Managed Assets were allocated to fixed-income securities; and 46% to floating-rate instruments. Finally, approximately 32% of the fund’s Managed Assets were invested in non-U.S. dollar instruments, and we employed forward contracts to hedge the fund’s currency exposures.

Positioned for Income Generation

As of the end of the reporting period, corporate bond and loan market fundamentals appeared strong, supported by synchronized global growth, rising corporate earnings, lower U.S. tax rates, and low high yield default rates. On the other hand, most analysts expect additional short-term interest rate hikes by the Fed in 2018, and we anticipate that long-term interest rates will rise modestly in response to continued economic growth and higher inflationary pressures. These developments could constrain total returns from higher quality sovereign debt securities, but high yield corporate bonds and senior secured loans currently appear well positioned for the months ahead.

If market volatility subsides, we may consider increasing the fund’s allocation to high yield bonds, and we currently intend to continue to allocate assets to the other fund strategies in order to maintain broad diversification and generate competitive levels of current income.

March 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Annualized distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the market price per share at the end of the period, adjusted for any capital gain distributions.

3 “Managed Assets” of the fund means the total assets of the Fund, including any assets attributable to leverage (i.e., any loans from certain financial institutions and/or the issuance of debt securities (collectively, “Borrowings”), preferred stock or other similar preference securities (“Preferred Shares”), or the use of derivative instruments that have the economic effect of leverage), minus the Fund’s accrued liabilities, other than any liabilities or obligations attributable to leverage obtained through (i) indebtedness of any type (including, without limitation, Borrowings), (ii) the issuance of Preferred Shares, and/or (iii) any other means, all as determined in accordance with generally accepted accounting principles.

Bonds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Collateralized Loan Obligations ("CLOs") and other types of Collateralized debt obligations (“CDOs”) are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CLOs and other types of CDOs may be characterized by the fund as illiquid securities. In addition to the general risks associated with credit instruments, CLOs and other types of CDOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the CLO or CDO is subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

The Senior Secured Loans in which the fund will invest typically will be below investment grade quality. Although, in contrast to other below investment grade instruments, Senior Secured Loans hold senior positions in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the borrower, the risks associated with Senior Secured Loans are similar to the risks of below investment grade instruments. Although the Senior Secured Loans in which the fund will invest will be secured by collateral, there can be no assurance that such collateral can be readily liquidated or that the liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal. Additionally, if a borrower under a Senior Secured Loan default, becomes insolvent or goes into bankruptcy, the fund may recover only a fraction of what is owed on the

Senior Secured Loan or nothing at all. In general, the secondary trading market for Senior Secured Loans is not fully-developed. Illiquidity and adverse market conditions may mean that the fund may not be able to sell certain Senior Secured Loans quickly or at a fair price.

Subordinated Loans generally are subject to similar risks as those associated with investments in Senior Secured Loans, except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. Subordinated Loans are subject to the additional risk that the cash flow of the borrower and collateral securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated Loans generally have greater price volatility than Senior Secured Loans and may be less liquid.

The use of leverage magnifies the fund’s investment, market and certain other risks. For derivatives with a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

STATEMENT OF INVESTMENTS

February 28, 2018 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	a	Value ($)
Bonds and Notes - 96.4%
Collateralized Loan Obligations-Debt - 22.5%
AMMC, Ser. 2015-16, Cl. A, 3 Month LIBOR + 6.06%		7.42	4/14/29	4,000,000	[b,c]	4,037,943
BlueMountain, Ser. 2014-3A, Cl. E, 3 Month LIBOR + 5.65%		7.01	10/15/26	3,000,000	[b,c]	2,970,360
Cairn, Ser. 2013-3A, Cl. F, 6 Month EURIBOR + 6.60% @ Floor	EUR	6.60	10/20/28	3,000,000	[b,c]	3,652,280
Carlyle Global Market Strategies Euro CLO, Ser. 2015-3X, Cl. ER, 3 Month EURIBOR + 6.44% @ Floor	EUR	6.44	7/15/30	2,000,000	[b,c]	2,390,377
Carlyle Global Market Strategies Euro CLO, Ser. 2016-2A, Cl. E, 3 Month EURIBOR + 7.75% @ Floor	EUR	7.75	1/18/30	2,000,000	[b,c]	2,486,449
Euro-Galaxy, Ser. 2015-4A, Cl. FR, 3 Month EURIBOR + 6.85% @ Floor	EUR	6.85	7/30/30	2,000,000	[b,c]	2,425,725
Oaktree, Ser. 2014-1A, Cl. DR, 3 Month LIBOR + 6.30%		7.71	5/13/29	3,000,000	[b,c]	3,023,076
OZLM, Ser. 2015-13 A, Cl. D, 3 Month LIBOR + 5.45%		6.83	7/30/27	2,250,000	[b,c]	2,256,570
OZLM, Ser. 3X, Cl. F, 3 Month EURIBOR + 6.45% @ Floor	EUR	6.45	8/24/30	1,000,000	[b,c]	1,213,786
Penta CLO, Ser. 2015-2A, Cl. F, 3 Month EURIBOR + 5.48% @ Floor	EUR	5.48	8/4/28	3,000,000	[b,c]	3,595,787
St. Pauls CLO, Ser. 5A, Cl. FR, 3 Month EURIBOR + 6.60% @ Floor	EUR	6.60	8/20/30	4,000,000	[b,c]	4,725,780
					32,778,133
Collateralized Loan Obligations-Equity - 5.0%
Carlyle Global Market Strategies CLO, Ser. 2014-3A, CI. SUB			7/27/26	3,000,000	[c]	2,274,810
Dryden Senior Loan Fund, Ser. 2014-36A, Cl. SUB			11/9/25	2,450,931	[c]	1,965,321
Dryden Senior Loan Fund, Ser. 2014-36A, Cl. SUBR			1/15/28	484,569	[c]	388,559

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.4% (continued)
Collateralized Loan Obligations-Equity - 5.0% (continued)
Madison Park Funding X, Ser. 2012-10A, Cl. SUB			1/20/25	3,000,000	[c]	2,642,607
					7,271,297
Consumer Discretionary - 8.0%
Altice, Gtd. Notes		7.63	2/15/25	1,420,000	[c,d]	1,254,925
Altice Finco, Gtd. Notes		7.63	2/15/25	1,930,000	[c,d]	1,898,637
AMC Entertainment Holdings, Gtd. Bonds	GBP	6.38	11/15/24	740,000	[c,d]	1,020,888
AMC Networks, Gtd. Notes		5.00	4/1/24	1,015,000	[d]	1,020,075
CBS Radio, Gtd. Notes		7.25	11/1/24	1,400,000	[c,d]	1,448,720
DriveTime Automotive Group, Sr. Scd. Notes		8.00	6/1/21	375,000	[c,d]	373,125
Federal-Mogul, Sr. Scd. Bonds	EUR	5.00	7/15/24	995,000	[d]	1,179,161
Mattamy Group, Sr. Unscd. Notes		6.88	12/15/23	1,400,000	[c,d]	1,475,250
Radiate Holdco, Sr. Unscd. Notes		6.63	2/15/25	1,050,000	[c,d]	1,008,000
Townsquare Media, Gtd. Notes		6.50	4/1/23	1,000,000	[c,d]	953,750
					11,632,531
Consumer Staples - 2.7%
Albertsons, Gtd. Notes		6.63	6/15/24	2,100,000	[d]	1,945,125
Boparan Finance, Sr. Scd. Notes	GBP	5.50	7/15/21	400,000	[c,d]	538,293
Kronos Acquisition Holdings, Gtd. Notes		9.00	8/15/23	1,530,000	[c,d]	1,487,925
					3,971,343
Energy - 11.1%
Chesapeake Energy, Sr. Unscd. Notes		8.00	1/15/25	1,050,000	[c,d]	1,039,500
Extraction Oil & Gas, Gtd. Notes		7.38	5/15/24	970,000	[c,d]	1,028,200
Genesis Energy, Gtd. Bonds		5.63	6/15/24	1,375,000	[d]	1,326,875
Gulfport Energy, Gtd. Notes		6.38	5/15/25	2,185,000	[d]	2,163,150
Precision Drilling, Gtd. Notes		7.75	12/15/23	1,540,000	[d]	1,632,400
Sanchez Energy, Gtd. Notes		6.13	1/15/23	2,350,000		1,774,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.4% (continued)
Energy - 11.1% (continued)
Sanchez Energy, Sr. Scd. Notes		7.25	2/15/23	580,000	[c,d]	588,149
SemGroup, Gtd. Notes		6.38	3/15/25	1,960,000	[c]	1,945,300
Sesi, Gtd. Notes		7.75	9/15/24	765,000	[c,d]	797,513
Shelf Drill Holdings, Sr. Unscd. Notes		8.25	2/15/25	910,000	[c]	917,963
Trinidad Drilling, Gtd. Notes		6.63	2/15/25	2,040,000	[c,d]	1,981,350
Viridian Group, Sr. Scd. Notes	GBP	4.75	9/15/24	780,000	[d]	1,014,772
					16,209,422
Financials - 11.9%
Amigo Luxembourg, Sr. Scd. Notes	GBP	7.63	1/15/24	2,100,000	[d]	3,002,416
Cabot Financial, Sr. Scd. Notes	GBP	7.50	10/1/23	1,465,000	[d]	2,140,029
Garfunkelux Holdco 2, Scd. Bonds	GBP	11.00	11/1/23	1,730,000	[d]	2,488,690
Haya Finance 2017, Sr. Scd. Bonds	EUR	5.25	11/15/22	1,540,000		1,870,444
Icahn Enterprises, Gtd. Notes		6.75	2/1/24	1,350,000	[d]	1,382,063
Jerrold Finco, Sr. Scd. Bonds	GBP	6.13	1/15/24	1,475,000	[d]	2,051,317
Tempo Acquisition, Sr. Unscd. Notes		6.75	6/1/25	905,000	[c,d]	914,050
USIS Merger Sub, Sr. Unscd. Notes		6.88	5/1/25	1,020,000	[c,d]	1,035,300
York Risk Services Holding, Gtd. Notes		8.50	10/1/22	2,480,000	[c]	2,362,200
					17,246,509
Health Care - 7.2%
Eagle Holding, Sr. Unscd. Notes		7.63	5/15/22	1,155,000	[c,d]	1,157,899
MPH Acquisition Holdings, Gtd. Notes		7.13	6/1/24	720,000	[c,d]	759,600
Polaris Intermediate, Sr. Unscd. Notes		8.50	12/1/22	2,055,000	[c,d]	2,097,384
Tenet Healthcare, Sr. Unscd. Notes		6.75	6/15/23	2,110,000	[d]	2,117,912
Universal Hospital Services, Scd. Notes		7.63	8/15/20	665,000		674,975

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.4% (continued)
Health Care - 7.2% (continued)
Valeant Pharmaceuticals International, Gtd. Notes		5.88	5/15/23	4,040,000	[c,d]	3,605,700
					10,413,470
Industrials - 7.4%
Ahern Rentals, Scd. Notes		7.38	5/15/23	800,000	[c,d]	780,000
Blueline Rental, Scd. Notes		9.25	3/15/24	2,595,000	[c,d]	2,815,575
Bombardier, Sr. Unscd. Notes		7.50	3/15/25	1,450,000	[c,d]	1,495,312
Covanta Holding, Sr. Unscd. Notes		5.88	3/1/24	1,010,000	[d]	1,015,050
Engility, Gtd. Notes		8.88	9/1/24	700,000	[d]	744,625
Prime Security Services Borrower, Scd. Notes		9.25	5/15/23	1,436,000	[c,d]	1,567,035
Team Health Holdings, Gtd. Notes		6.38	2/1/25	1,390,000	[c,d]	1,278,800
WFS Global Holding, Sr. Scd. Notes	EUR	9.50	7/15/22	800,000	[d]	1,045,343
					10,741,740
Information Technology - 3.1%
Exela Finance, Sr. Scd. Notes		10.00	7/15/23	600,000	[c,d]	600,750
Genesys, Gtd. Notes		10.00	11/30/24	1,300,000	[c,d]	1,441,375
Rackspace Hosting, Gtd. Notes		8.63	11/15/24	2,300,000	[c,d]	2,403,500
					4,445,625
Materials - 10.2%
ARD Securities Finance, Sr. Scd. Notes		8.75	1/31/23	200,000	[c,d]	208,500
Ardagh Packaging Finance, Gtd. Notes		7.25	5/15/24	900,000	[c,d]	967,500
Bway Holding, Sr. Unscd. Notes		7.25	4/15/25	1,490,000	[c,d]	1,542,150
Constellium, Sr. Unscd. Notes		6.63	3/1/25	970,000	[c,d]	1,006,375
CVR Partners, Scd. Notes		9.25	6/15/23	2,300,000	[c,d]	2,446,625
First Quantum Minerals, Gtd. Notes		7.25	4/1/23	1,270,000	[c]	1,320,800
First Quantum Minerals, Gtd. Notes		6.50	3/1/24	675,000	[c]	672,469
Grinding Med, Sr. Scd. Notes		7.38	12/15/23	935,000	[c,d]	991,100

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.4% (continued)
Materials - 10.2% (continued)
Hexion, Sr. Scd. Notes		6.63	4/15/20	360,000	[d]	336,600
Hudbay Minerals, Gtd. Notes		7.63	1/15/25	1,100,000	[c,d]	1,201,750
Kleopatra Holdings 1 SCA, Sr. Scd. Notes	EUR	8.50	6/30/23	2,410,000	[d]	2,727,989
Peabody Energy, Sr. Scd. Notes		6.38	3/31/25	1,400,000	[c,d]	1,464,750
					14,886,608
Telecommunications - 7.3%
CenturyLink, Sr. Unscd. Notes		7.50	4/1/24	1,850,000	[d]	1,863,875
Cincinnati Bell, Gtd. Notes		7.00	7/15/24	920,000	[c,d]	875,380
Digicel, Gtd. Notes		6.75	3/1/23	3,000,000	[c]	2,812,500
Frontier Communications, Sr. Unscd. Notes		8.50	4/15/20	275,000		270,531
Intelsat Jackson Holdings, Gtd. Notes		7.50	4/1/21	1,150,000	[d]	1,050,094
Intelsat Jackson Holdings, Sr. Scd. Notes		8.00	2/15/24	900,000	[c,d]	947,250
Sprint, Gtd. Notes		7.63	2/15/25	2,820,000	[d]	2,827,050
					10,646,680
Total Bonds and Notes (cost $140,441,488)				140,243,358

Floating Rate Loan Interests - 38.5%
Consumer Discretionary - 6.2%
AVSC Holding, Term Loan, LIBOR + 3.25%		8.25	8/22/25	350,000	[b]	352,625
Comfort Holding, First Lien Initial Term Loan, LIBOR + 4.75%		6.33	2/2/24	748,116	[b]	731,519
Deluxe Entertainment Services Group, Initial Term Loan, LIBOR + 5.50%		7.27	2/25/20	246,575	[b]	244,341
HNVR Holdco, Facility B Term Loan, 3 Month EURIBOR + 3.25%	EUR	5.00	9/12/23	2,000,000	[b]	2,439,348
IMG Worldwide, Second Lien Term Loan, LIBOR + 7.25%		8.63	5/6/22	750,000	[b]	752,813
Innovative XCessories & Services, Term Loan, LIBOR 4.75%		6.21	11/29/22	997,487	[b]	1,012,450
Invictus, Term Loan, LIBOR + 3.00%		4.60	2/15/25	116,636	[b]	117,656

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 38.5% (continued)
Consumer Discretionary - 6.2% (continued)
Polyconcept Investments, First Lien Term Loan, LIBOR + 5.25%		6.32	8/10/23	748,120	[b]	754,199
Serta Simmons Bedding, Second Lien Initial Term Loan, LIBOR + 8.00%		9.56	10/12/24	250,000	[b]	228,875
Springer Science+Business Media GmbH, Term Loan, 3 Month EURIBOR + 3.25%	EUR	3.75	8/15/22	1,994,975	[b]	2,448,333
					9,082,159
Energy - 1.9%
California Resources, Term Loan, 3 Month LIBOR + 4.75%		6.31	11/14/22	925,926	[b]	940,972
EnergySolutions, Advance Term Loan, LIBOR + 4.75%		6.45	5/22/20	750,000	[b]	766,875
Granite Acquisition, Second Lien Term B Loan, LIBOR + 7.25%		8.94	10/14/22	540,668	[b]	548,553
Oxbow Carbon, Second Lien Initial Term Loan, LIBOR + 7.50%		9.07	12/18/23	476,191	[b]	483,333
					2,739,733
Financials - 6.8%
Asurion, Second Lien Replacement B-2 Term Loan, LIBOR + 6.00%		7.57	7/14/25	3,750,000	[b]	3,852,656
Capital Automotive, Second Lien Tranche B Term Loan, LIBOR + 6.00%		7.57	3/21/25	1,500,000	[b]	1,531,245
FeeCo Holdings, Second Lien Term Loan, LIBOR + 8.50% @ Floor		8.50	1/30/26	578,000	[b]	579,445
Indigocyan Holdco 3, Facility B Term Loan, 3 Month LIBOR + 5.00% @ Floor	GBP	5.00	6/24/24	2,000,000	[b]	2,746,534
LSF9 Atlantis Holdings, Senior Lien Term Loan, LIBOR + 6.00%		7.57	5/1/23	496,855	[b]	497,911
Red Ventures , Second Lien Term Loan, LIBOR + 8.00%		9.57	10/18/25	725,000	[b]	738,898
					9,946,689
Health Care - 1.3%
PetVet Care Centers, Delayed Draw Term Loan, LIBOR + 2.75% @ Floor		2.75	1/31/25	195,176	[b]	193,997
PetVet Care Centers, Second Lien Term Loan, LIBOR + 6.25% @ Floor		6.25	1/31/26	400,000	[b]	402,668
PetVet Care Centers, Term Loan, LIBOR + 2.75%		4.94	1/31/25	663,597	[b]	659,589

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 38.5% (continued)
Health Care - 1.3% (continued)
Valeant Pharmaceuticals International, Term Loan, LIBOR + 3.50%		5.08	3/11/22	680,926	[b]	689,778
					1,946,032
Industrials - 2.2%
American Traffic Solutions, Term Loan, LIBOR + 3.75%		5.25	2/21/25	836,000	[b]	842,270
Brand Industrial Services, Term Loan, LIBOR + 4.25%		6.01	6/14/24	1,098,228	[b]	1,108,293
Deck Chassis Acquisition, Term Loan, LIBOR + 6.00%		7.57	6/15/23	176,211	[b]	179,515
Sedgwick Claims Management Services, Second Lien Term Loan, LIBOR + 5.75%		7.32	2/11/22	1,000,000	[b]	1,008,440
					3,138,518
Information Technology - 10.5%
Access CIG, Delayed Draw Tem Loan, LIBOR + 3.75% @ Floor		3.75	2/14/25	43,230	[b]	43,676
Access CIG, Term Loan, LIBOR + 3.75% @ Floor		3.75	2/14/25	207,143	[b]	209,279
AI Avocado, Facility B1 Term Loan, 3 Month EURIBOR + 4.25% @ Floor	EUR	4.25	3/17/21	2,000,000	[b]	2,450,023
Almonde, Second Lien Dollar Term Loan, LIBOR + 7.25%		8.72	4/28/25	1,000,000	[b]	995,900
BMC Software Finance, Initial B-1 Term Loan, LIBOR + 3.25%		4.82	9/10/22	1,496,250	[b]	1,502,706
Digicert Holdings, First Lien Term Loan, LIBOR + 4.75%		6.52	10/31/24	1,000,000	[b]	1,013,025
Harland Clarke Holdings, Initial Term Loan, LIBOR + 4.75%		6.44	11/1/23	1,238,741	[b]	1,253,340
Infinitas Learning Holding, Facility B3 Term Loan, 3 Month EURIBOR + 3.50% @ Floor	EUR	3.50	5/3/24	2,000,000	[b]	2,433,150
McAfee, Term B Loan, LIBOR + 4.50%		5.50	9/29/24	1,000,000	[b]	1,006,695
Mitchell International, First Lien Delayed Draw Term Loan, LIBOR + 3.25% @ Floor		3.25	11/30/24	14,925	[b]	15,000
Mitchell International, First Lien Term Loan, LIBOR + 3.25%		4.94	11/30/24	185,075	[b]	186,000
Mitchell International, Second Lien Term Loan, 3 Month LIBOR + 7.25%		8.94	11/20/25	800,000	[b]	808,900
Oberthur Technologies, Facility B Term Loan, 3 Month EURIBOR + 3.75% @ Floor	EUR	3.75	1/10/24	2,000,000	[b]	2,424,000

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 38.5% (continued)
Information Technology - 10.5% (continued)
Optimal Payments, Second Lien Dollar Term Loan, 3 Month LIBOR + 7.25%		8.92	11/17/25	1,000,000	[b]	1,006,250
					15,347,944
Materials - 6.5%
AgroFresh, Term Loan, LIBOR + 4.75%		6.44	7/31/21	748,082	[b]	745,277
Duke Finance, First Lien B Term Loan, LIBOR + 4.25%		5.94	2/21/24	997,500	[b]	999,999
LSF10 XL Bidco SCA, Facility B Term Loan, 3 Month EURIBOR + 4.00% @ Floor	EUR	4.00	9/12/23	2,322,497	[b]	2,839,659
Murray Energy, Term B-2 Loan, LIBOR + 7.25%		8.98	4/9/20	495,993	[b]	437,590
OCI Beaumont, Term B Loan, LIBOR + 4.25% @ Floor		4.25	2/14/25	980,000	[b]	986,125
Oxea Holding, Tranche B-1 Term Loan, 3 Month EURIBOR + 3.75% @ Floor	EUR	3.75	10/14/24	2,000,000	[b]	2,436,346
Solenis International, Second Lien Initial Term Loan, LIBOR + 6.75%		8.23	7/2/22	1,000,000	[b]	956,250
					9,401,246
Telecommunications - 3.1%
Intelsat Jackson Holdings, Tranche B- 4 Term Loan, LIBOR + 4.50%		6.20	1/15/24	476,190	[b]	486,564
Interoute Finco, First Lien Tranche B Term Loan, 3 Month EURIBOR + 3.25% @ Floor	EUR	3.25	11/14/23	2,000,000	[b]	2,449,156
West, First Lien B Term Loan, LIBOR + 4.00%		5.57	10/10/24	1,500,000	[b]	1,515,000
					4,450,720
Total Floating Rate Loan Interests (cost $55,153,784)				56,053,041

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Other Investment - 8.4%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $12,160,594)	12,160,594	[e] 12,160,594
Total Investments (cost $207,755,866)	143.3%	208,456,993
Liabilities, Less Cash and Receivables	(43.3%)	(63,010,402)
Net Assets	100.0%	145,446,591

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.
b Variable rate security—rate shown is the interest rate in effect at period end.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, these securities were valued at $100,578,547 or 69.15% of net assets.
d Security, or portion thereof, on collateral for Revolving Credit and Security Agreement.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Collateralized Loan Obligations	27.5
Financials	18.7
Materials	16.7
Consumer Discretionary	14.2
Information Technology	13.6
Energy	13.0
Telecommunications	10.4
Industrials	9.6
Health Care	8.5
Money Market Investment	8.4
Consumer Staples	2.7
143.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 10/27/17 ($)	Purchases ($)	Sales ($)	Value 2/28/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	239,470,275	227,309,681	12,160,594	8.4	151,942

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS February 28, 2018 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Citigroup
United States Dollar	3,230,442	Euro	2,600,000	3/21/18	53,086
United States Dollar	20,065,161	Euro	16,247,500	3/23/18	206,178
United States Dollar	7,136,633	Euro	5,792,733	3/28/18	53,119
United States Dollar	14,014,323	British Pound	10,008,703	3/28/18	215,750
Goldman Sachs International
British Pound	770,000	United States Dollar	1,077,475	3/28/18	(15,909)
United States Dollar	8,648,415	Euro	7,017,000	3/7/18	83,996
United States Dollar	6,174,417	Euro	4,990,000	4/23/18	61,120
Gross Unrealized Appreciation					673,249
Gross Unrealized Depreciation					(15,909)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	195,595,272	196,296,399
Affiliated issuers	12,160,594	12,160,594
Cash denominated in foreign currency	4,826,089	4,763,853
Dividends and interest receivable		2,636,312
Cash collateral held by broker—Note 4		1,620,000
Receivable for investment securities sold		1,483,527
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		673,249
Prepaid expenses		64,242
		219,698,176
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		138,672
Cash overdraft due to Custodian		236,437
Loan payable—Note 2		55,000,000
Payable for investment securities purchased		18,716,122
Interest and loan fees payable—Note 2		81,388
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		15,909
Accrued expenses		63,057
		74,251,585
Net Assets ($)		145,446,591
Composition of Net Assets ($):
Paid-in capital		146,846,087
Accumulated undistributed investment income—net		263,693
Accumulated net realized gain (loss) on investments		(2,557,400)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		894,211
Net Assets ($)		145,446,591
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		14,961,374
Net Asset Value Per Share ($)		9.72

See notes to financial statements.

STATEMENT OF OPERATIONS

From October 27, 2017 (commencement of operations) to February 28, 2018 (Unaudited)

Investment Income ($):
Income:
Interest (net of $215 foreign taxes withheld at source)	3,734,312
Dividends from affiliated issuers	151,942
Total Income	3,886,254
Expenses:
Management fee—Note 3(a)	547,143
Interest expense—Note 2	469,008
Professional fees	84,988
Prospectus and shareholders’ reports	46,455
Shareholder servicing costs—Note 3(b)	7,507
Directors’ fees and expenses—Note 3(c)	7,276
Custodian fees—Note 3(b)	4,000
Miscellaneous	32,441
Total Expenses	1,198,818
Investment Income—Net	2,687,436
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(504,509)
Net realized gain (loss) on forward foreign currency exchange contracts	(2,052,891)
Net Realized Gain (Loss)	(2,557,400)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	236,871
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	657,340
Net Unrealized Appreciation (Depreciation)	894,211
Net Realized and Unrealized Gain (Loss) on Investments	(1,663,189)
Net Increase in Net Assets Resulting from Operations	1,024,247

See notes to financial statements.

STATEMENT OF CASH FLOWS

From October 27, 2017 (commencement of operations) to February 28, 2018 (Unaudited)

Cash Flows from Operating Activities ($):
Purchases of portfolio securities	(227,229,244)
Net proceeds from sales of short-term securities	(12,160,594)
Proceeds from sales of portfolio securities	47,742,966
Interest received	1,271,644
Dividends received	132,834
Interest and loan fees paid	(387,620)
Operating expenses paid	(183,852)
Paid to The Dreyfus Corporation	(408,471)
Realized loss from forward foreign currency exchange contracts transactions	(2,052,591)
Net Cash Provided by Operating Activities		(193,274,928)
Cash Flows from Financing Activities ($):
Dividends paid	(2,423,743)
Proceeds from shares sold	146,846,087
Increase in loan outstanding	55,000,00
Net Cash Used in Financing Activities		199,422,344
Net increase in cash		6,147,416
Cash at beginning of period		-
Cash, cash collateral held by broker and cash denominated in foreign currency at end of period		6,147,416
Reconciliation of Net Decrease in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities ($):
Net Increase in Net Assets Resulting From Operations		1,024,247
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities ($):
Purchases of portfolio securities		(227,229,244)
Proceeds from sales of portfolio securities		47,742,966
Net proceeds from sales of short-term securities		(12,160,594)
Increase in interest receivable		(2,617,204)
Increase in dividends receivable		(19,108)
Increase in interest and loan fees payable		81,388
Increase in accrued operating expenses		63,057
Increase in Due to The Dreyfus Corporation and affiliates		138,672
Increase in prepaid expenses		(64,242)
Net realized gain on investments and foreign currency transactions		2,557,400
Net unrealized appreciation on investments and foreign currency transactions		(894,211)
Net amortization of premiums on investments		154,536
Realized loss from forward foreign currency exchange contracts transactions		(2,052,591)
Net Cash Provided By Operating Activities		(193,274,928)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
From October 27, 2017 (commencement of operations) to February 28, 2018

Operations ($):
Investment income—net	2,687,436
Net realized gain (loss) on investments	(2,557,400)
Net unrealized appreciation (depreciation) on investments	894,211
Net Increase (Decrease) in Net Assets Resulting from Operations	1,024,247
Distributions to Shareholders from ($):
Investment income—net	(2,423,743)
Capital Stock Transactions ($):
Net proceeds from shares sold	147,045,314
Offering costs charged to paid in capital	(299,227)
Increase (Decrease) in Net Assets from Capital Stock Transactions	146,746,087
Total Increase (Decrease) in Net Assets	145,346,591
Net Assets ($):
Beginning of Period	100,000
End of Period	145,446,591
Undistributed investment income—net	263,693
Capital Share Transactions (Shares):
Shares sold	14,961,374
Net Increase (Decrease) in Shares Outstanding	14,961,374

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal period from October 27, 2017 (commencement of operations) to February 28, 2018. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements and market price data for the fund’s shares.

Per Share Data ($):
Net asset value, beginning of period	9.84	[a]
Investment Operations:
Investment income—net[b]	.18
Net realized and unrealized gain (loss) on investments	(.12)
Total from Investment Operations	.06
Distributions:
Dividends from investment income—net	(.16)
Offering costs charged to paid-in capital	(.02)
Net asset value, end of period	9.72
Market value, end of period	9.46
Total Return (%)[c,d]	(3.83)
Ratio of total expenses to average net assets[e]	2.51
Ratio of net expenses to average net assets[e]	2.51
Ratio of interest expense to average net assets[e]	.98
Ratio of net investment income to average net assets[e]	5.62
Portfolio Turnover Rate[d]	30.90
Net Assets, end of period ($ x 1,000)	145,447
Average borrowings outstanding ($ x 1,000)	50,240
Weighted average number of fund
shares outstanding ($ x 1,000)	14,581
Average amount of debt per share ($)	3.77

a Reflects a deduction of $.16 per share sales load from the initial offering price of $10.00 per share.
b Based on average shares outstanding.
c Calculated based on market value.
d Not annualized.
e Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Alcentra Global Credit Income 2024 Target Term Fund, Inc. (the “fund”) had no operations until October 27, 2017 (commencement of operations) other than matters relating to its organization and registration under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment company that has a limited term of approximately seven years. The fund’s investment objective is to seek high current income and to return at least $9.835 per share of Common Stock (the public offering price per Common Stock after deducting a sales load of $0.165 per Common Stock but before deducting offering costs of $0.02 per Common Stock (“Original NAV”)) to holders of record of Common Shares on or about December 1, 2024 (the “Termination Date”) (subject to certain extensions). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Alcentra NY, LLC (“Alcentra”), a wholly-owned subsidiary of BNY Mellon and affiliate of Dreyfus, serves as the fund’s sub-investment adviser. The fiscal year end of the fund is August 31. The fund’s Common Stock trades on the New York Stock Exchange (the “NYSE”) under the ticker symbol DCF.

The fund sold 14,000,000 shares of Common Stock at $10.00 per share through an initial offering settled on October 27, 2017. Subsequently, an additional 951,206 shares of Common Stock at $10.00 per share were also issued to cover over-allotments to the underwriters on December 6, 2017. Costs associated with the initial underwriting of $299,227 were charged against the proceeds of the offering.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.

This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, floating rate loan interests and other securities, excluding short-term investments (other than U.S. Treasury Bills), and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2018 in valuing the fund’s investments:

	Level 1– Unadjusted Quoted Prices	Level 2–Other Significant Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Collateralized Loan Obligations	–	40,049,430	–	40,049,430
Corporate Bonds†	–	100,193,928	–	100,193,928
Floating Rate Loan Interests†	–	56,053,041	–	56,053,041
Registered Investment Company	12,160,594	–	–	12,160,594

	Level 1– Unadjusted Quoted Prices	Level 2–Other Significant Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Assets ($) (continued)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	–	673,249	–	673,249
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	–	15,909	–	15,909

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.

At February 28, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High Yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Such values may also decline because of factors that affect a particular industry.

The fund invests in floating rate loan interests. The floating rate loans in which the fund invests typically are below investment grade securities, and inherently speculative. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by insolvency laws with respect to its ability to realize the benefits of any collateral securing the borrower’s loan.

(f) Dividends and distributions to Shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Shareholders will have their distributions reinvested in additional shares of the fund, unless such Shareholders elect to receive cash, at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent, will buy fund shares in the open market and reinvest those shares accordingly.

On February 26, 2018, the Board declared a cash dividend of $0.054 per share from undistributed investment income-net, payable on March 28, 2018 to Shareholders of record as of the close of business on March 14, 2018. The ex-dividend date was March 13, 2018.

(g) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2018, the fund did not incur any interest or penalties.

The components of accumulated earnings on a tax basis and tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Borrowings:

The fund has a $68,000,000 Revolving Credit and Security Agreement (the “Agreement”), which continues until October 30, 2018. Under the terms of the Agreement, the fund may borrow “Advances” (including Eurodollar Rate Advances), on a collateralized basis with certain fund assets used as collateral, which amounted to $85,572,497 as of February 28, 2018. The interest to be paid by the fund on such Advances is determined with reference to the principal amount of each Advance (and/or Eurodollar Rate Advance) outstanding from time to time. The fund also pays additional fees pursuant to the Agreement. During the period ended February 28, 2018, total expenses pursuant to the Agreement amounted to $46,463.

The average amount of borrowings outstanding under the Agreement during the period ended February 28, 2018 was $50,239,669, with a related weighted average annualized interest rate of 2.82% and is inclusive of all expenses related to the Agreement.

NOTE 3—Investment Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an Investment Management Agreement with Dreyfus, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily total assets of the fund, including any assets attributable to leverage minus the fund’s accrued liabilities (other than the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

aggregate indebtedness constituting financial leverage) (the “Managed Assets”) and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Alcentra, Dreyfus pays Alcentra a fee at the annual rate of .425% of the value of the fund’s average daily Managed Assets and is payable monthly.

(b) The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets and transaction activity. During the period ended February 28, 2018, the fund was charged $4,000 pursuant to the custody agreement.

The fund has an arrangement with the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

During the period ended February 28, 2018, the fund was charged $2,747 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $130,826, custodian fees $4,000 and Chief Compliance Officer fees $3,846.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended February 28, 2018, amounted to $245,366,617 and $49,606,330, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended February 28, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward Contracts open at February 28, 2018 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At February 28, 2018, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	673,249	(15,909)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	673,249	(15,909)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	673,249	(15,909)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of February 28, 2018:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Citigroup	528,133		-	(528,133)		-
Goldman Sachs International	145,116		(15,909)	-		129,207
Total	673,249		(15,909)	(528,133)		129,207

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Goldman Sachs International	(15,909)		15,909	-		-

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.

The following summarizes the average market value of derivatives outstanding during the period ended February 28, 2018:

Average Market Value ($)
Forward contracts	32,051,168

At February 28, 2018, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $1,358,467, consisting of $3,620,693 gross unrealized appreciation and $2,262,226 gross unrealized depreciation.

At February 28, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on July 26-27, 2017, the Board considered the approval of the fund’s Management Agreement, pursuant to which Dreyfus will provide the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Alcentra NY, LLC (the “Subadviser”), an affiliate of Dreyfus, will provide day-to-day management of the fund’s investments. The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex.

The Board also considered research support expected to be available to, and portfolio management capabilities of, the fund’s proposed portfolio management personnel and that Dreyfus also would provide oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. As the fund had not yet commenced operations, the Board was not able to review the fund’s performance. The Board discussed with representatives of Dreyfus and the Subadviser the proposed portfolio management team and the investment strategies to be employed in the management of the fund’s assets. The Board was provided with composite performance information for certain of these strategies. The Board considered the reputation and experience of Dreyfus and the Subadviser.

The Board reviewed comparisons of the fund’s proposed management fee and anticipated expense ratio to the management fees and expense ratios of a group of funds independently prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) (the “Comparison Group”) and to the management fees of funds in the fund’s anticipated Broadridge category. They considered that the fund’s contractual management fee, based on common assets alone and together with assets obtained through leverage, were below or within three basis points of the Comparison Group and category averages and medians, although the fund’s estimated total expenses, based on common assets and assets obtained through leverage, were above the Comparison Group and category medians. However, the Board considered the Dreyfus representatives’ explanation that the fund’s anticipated expenses associated with leverage were not yet final and, in fact, were anticipated to be lower than those presented.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by any funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s proposed management fee.

The Board considered the fee to be paid to the Subadviser in relation to the fee to be paid to Dreyfus by the fund and the respective services to be provided by the Subadviser and Dreyfus. The Board also took into consideration that the Subadviser’s fee will be paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. As the fund had not yet commenced operations, Dreyfus representatives were not able to review the dollar amount of expenses allocated and profit received by Dreyfus, or any economies of scale. The Board considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the management fee annually after the initial term of the Agreements.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services to be provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board concluded that since the fund had not yet commenced operations, its performance could not be measured and was not a factor.

• The Board concluded that the fees to be paid to Dreyfus and the Subadviser were appropriate in light of the totality of the services to be provided as discussed above.

• The Board determined that because the fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund in connection with future renewals.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of Dreyfus and the Subadviser and the services proposed to be provided to the fund by Dreyfus and the Subadviser. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to approve the Agreements.

NOTES

NOTES

OFFICERS AND DIRECTORS
Dreyfus Alcentra Global Credit Income 2024 Target Term Fund, Inc.

200 Park Avenue
New York, NY 10166

Directors	Officers (continued)
Joseph S. DiMartino, Chairman	Chief Compliance Officer
Francine J. Bovich	Joseph W. Connolly
Kenneth A. Himmel	Portfolio Managers
Stephen J. Lockwood	Chris Barris
Roslyn M. Watson	Kevin Cronk
Benaree Pratt Wiley	Leland Hart
Officers	Hiram Hamilton
President	Manager
Bradley J. Skapyak	The Dreyfus Corporation
Chief Legal Officer	Sub-Investment Adviser
Bennett A. MacDougall	Alcentra NY, LLC
Vice President and Secretary	Custodian
James Bitetto	The Bank of New York Mellon
Vice Presidents and Assistant Secretaries	Counsel
Joseph M. Chioffi	Proskaur Rose LLP
Maureen E. Kane	Transfer Agent,
Sarah S. Kelleher	Dividend Disbursing Agent
Jeff Prusnofsky	Computershare Inc.
Natalya Zelensky	Stock Exchange Listing
Treasurer	NYSE Symbol: DCF
James Windels	Initial SEC Effective Date
Assistant Treasurer	10/27/17
Richard Cassaro
Gavin C. Reilly
Robert S. Robol
Robert Salviolo
Robert Svagna

The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Bond Funds” every Monday; The Wall Street Journal, Mutual Funds section under the heading “Closed-End Bond Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Act that the fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.

For More Information

Dreyfus Alcentra Global Credit Income 2024 Target Term Fund, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Alcentra NY, LLC
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Registrar

Computershare Inc.
480 Washington Boulevard
Jersey City, NJ 07310

Dividend Disbursing Agent

Computershare Inc.
P.O. Box 30170
College Station, TX 77842

Ticker Symbol:	DCF

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0822SA0218

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Alcentra Global Credit Income 2024 Target Term Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 27, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 27, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)